SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salaries	$ 772,793	$ 835,448	$ 827,412
Statutory bonus	52,284	104,956	93,168
Cash performance bonus	576,148		346,118
Non-executive director’s fees	125,329	90,000	57,000
Non-cash benefits	4,783	4,587	4,962
Severance benefits		224,593
Total	$ 1,531,337	$ 1,259,584	$ 1,328,660